Non-cash share-based compensation - Detailed Description Inputs Stock Options Granted Performance Stock (Detail) - Performance Stock Unit [Member] - Calyxt [Member]	Jun. 28, 2019 yr $ / shares
Disclosure Description Of Inputs Stock Options Granted Performance Stock [Line Items]
Estimated fair values of performance stock units granted | $ / shares	$ 7.06
Assumptions:
Risk-free interest rate	1.71%
Expected volatility	75.00%
Expected term (in years) | yr	3.0